Accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Plant and equipment [Member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11 years
Plant and equipment [Member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	60 years
Pipelines, networks and lines [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11 years
Pipelines, networks and lines [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Buildings [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	11 years
Buildings [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	50 years
Other [member] | Bottom of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	6 years
Other [member] | Top of range [member]
Disclosure of accounting policies [Line Items]
Useful lives or depreciation rates, property, plant and equipment	40 years